Preferred Stock [Text Block]	6 Months Ended
Sep. 30, 2015
Equity [Abstract]
Preferred Stock [Text Block]

10.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount by liquidation preference at March 31, 2015 and September 30, 2015 were as follows:

	March 31, 2015			September 30, 2015
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 5	400,000,000	—	¥—	400,000,000	—	¥—
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	—	—	—	—	—

			¥—			¥—

On April 1, 2014, MUFG acquired all of the First Series of Class 5 Preferred Stock, and canceled all of the acquired shares. The acquisition price was ¥2,500 per share, totaling ¥390,000 million.

On August 1, 2014, 1,000 shares of Class 11 Preferred Stock were acquired in exchange for 1,245 shares of common stock, and those Preferred Stock had been recorded as Treasury stock.

On August 29, 2014, 1,000 shares of Class 11 Preferred Stock were retired.

These retirements of preferred stock were accounted for by decreasing Capital surplus by ¥390,001 million. As of March 31, 2015 and September 30, 2015, there was no preferred stock outstanding and the entire amount of Capital stock on the condensed consolidated balance sheets consisted of only common stock.

On June 25, 2015, amendments to the Articles of Incorporation were made with respect to the First Series of Class 5 and Class 11 Preferred Stock. As a result, the total number of shares of preferred stock authorized to be issued by MUFG was decreased by 1,000 shares, and the total number of the First Series of Class 5 and Class 11 Preferred Stocks authorized to be issued was reduced to nil.

See Note 16 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information about preferred stock.